Statement of Cash Flows (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 28, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
OPERATING ACTIVITIES
Net Loss	$ (3,600)	$ (5,581)	$ (5,214)	$ (10,484)	$ (14,084)	$ (19,665)
Changes in Operating Assets and Liabilities:
Increase (decrease) accounts payable and accrued liabilities	3,600	269	(3,600)	(100)	3,500	3,769
Accounts receivable
Net cash used in operating activities		(5,312)	(8,814)	(10,584)	(10,584)	(15,896)
FINANCING ACTIVITIES
Notes payable		3,000				3,000
Interest payable		88				88
Common stock issued for cash	9,000	3,000		3,500	12,500	15,500
Net cash provided by financing activities	9,000	6,088		3,500	12,500	18,588
INCREASE IN CASH AND CASH EQUIVALENTS	9,000	776	(8,814)	(7,084)	1,916	2,692
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	0	1,916	9,000	9,000	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	9,000	2,692	186	1,916	1,916	2,692
Supplemental Cash Flow Disclosures:
Cash paid for Interest expense
Cash paid for Income taxes